Financial instruments (Details 8) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 2,720,272
2019
Disclosure of detailed information about financial instruments [line items]
Nominal value	229,270
2020
Disclosure of detailed information about financial instruments [line items]
Nominal value	266,690
2021
Disclosure of detailed information about financial instruments [line items]
Nominal value	303,392
2022
Disclosure of detailed information about financial instruments [line items]
Nominal value	253,204
2023
Disclosure of detailed information about financial instruments [line items]
Nominal value	333,093
2024
Disclosure of detailed information about financial instruments [line items]
Nominal value	359,559
2025
Disclosure of detailed information about financial instruments [line items]
Nominal value	357,903
2026
Disclosure of detailed information about financial instruments [line items]
Nominal value	309,240
2027
Disclosure of detailed information about financial instruments [line items]
Nominal value	152,103
2028
Disclosure of detailed information about financial instruments [line items]
Nominal value	124,654
2029
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 31,164